Share-based compensation (Details 5) (Shares award in a wholly controlled entity, CNY)	12 Months Ended
Dec. 31, 2013
Shares award in a wholly controlled entity
Shares award in a wholly controlled entity
Percentage equity interest granted under the equity incentive program	30.00%
Share-based compensation cost	21,450,000
Percentage of the fair value of equity interest recorded as expense	30.00%